PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of December 31,	As of September 30,
	2013	2014
Cost
Buildings and plant	$235,690,310	$232,739,777
Machinery and equipment	355,429,034	356,677,850
Furniture, fixtures and equipment	21,329,752	17,198,867
Motor vehicles	262,562	260,279
Less: Accumulated depreciation	(145,031,714)	(164,088,834)
Property, plant and equipment, net	467,679,944	442,787,939
Construction in process	20,824,239	75,158,982
Total	$488,504,183	$517,946,921

Depreciation expense was $40,275,455 and $20,956,076 for the nine months ended September 30, 2013 and 2014, respectively.

The Company recognized impairments for long-lived assets of $158,424,827 during the nine months ended September 30, 2013 and there is no impairment recognized during the nine months ended September 30, 2014.